September 29, 2005

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:     Registrant:        Amerindo Funds, Inc.
        CIK Number:        0001007174
        Filing Type:       NQ
        Filing Date:       September 29, 2005
        Accession Number:  0000935069-05-002809


To whom it may concern,

The above filing was filed in error; please disregard.

If you have any questions, please do not hesitate to contact me at (610)
676-3456.

Sincerely,


/s/Patrice Good
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Patrice Good
GCom(2) Solutions
Director of Mutual Fund Services